CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 239,507	$ 43,277	$ 537,152	$ 433,658
Cost of revenues	157,279	80,976	458,006	391,675
Gross profit (loss)	82,228	(37,699)	79,146	41,983
Operating expenses
Selling, general and administrative	898,576	641,546	3,107,596	2,353,233
Research and development	179,197	142,087	634,109	504,396
Total operating expenses	1,077,773	783,633	3,741,705	2,857,629
Operating loss	(995,545)	(821,332)	(3,662,559)	(2,815,646)
Other income (expense)
Interest expense	(884,421)	(23,172)	(2,078,704)	(115,568)
Gain on extinguishment of debt			115,000
Gain on valuation of warrant liability	(916,908)		242,052
Other income (expense)	198	(5,004)	(1,592)	(27,201)
Total other income (expense), net	(1,801,131)	(28,176)	(1,723,244)	(142,769)
Net loss before income taxes	(2,796,676)	(849,508)	(5,385,803)	(2,958,415)
Provision for income taxes
Net loss	(2,796,676)	(849,508)	(5,385,803)	(2,958,415)
Net loss attributable to non-controlling interest	(120,783)	(144,343)	(489,655)
Net loss attributable to controlling interest	(2,675,893)	(705,165)	(4,896,148)	(2,958,415)
Basic and diluted loss per common share	$ (0.06)	$ (0.02)	$ (0.11)	$ (0.10)
Basic and diluted weighted average number of shares outstanding	47,930,338	37,319,928	44,160,713	30,017,868
All Other
Net revenues			537,152	381,517
Related Party Transactions
Net revenues				$ 52,141